UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Khimmara Greer

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a).

Blueprint Adaptive

Growth Allocation Fund

Institutional Class: (BLUIX)

Investor Class: (BLUPX)

Semi-Annual Report

August 31, 2022

(Unaudited)

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
LETTER TO SHAREHOLDERS	August 31, 2022

Dear Shareholders,

Our previous letter in the first quarter of 2022 was written with global equity markets just entering correction territory amid plummeting investor sentiment due to spiking inflation and war breaking out in Ukraine. Since then, things have gone from correction to bear market with nearly all segments surpassing the dreaded 20% decline from the previous high. As we race toward the end of the year, time is running out for 2022 to be salvaged in terms of markets doing anything more than eroding outstanding returns produced in 2021.

The current state of trends paints a bleak picture for both equities and bonds alike. Rallies continue to do little more than bring these assets back to downward pointing trendlines in a series of lower local highs. Until this cycle is broken the risk of continuing new lows remains high. For the six months ending in August, the institutional class recorded a loss of -8.7% compared to the -11.2% loss of the Morningstar Global Allocation Total Return Index (the Fund’s benchmark). For the calendar year-to-date performance, the fund is ahead of the benchmark index by 127 basis points.

The strategy’s systematic approach led it to remain exposed or in some cases even increase exposure of new strength in value-oriented assets by increasing allocations to health and communication. Following a process based on price trends simplifies decision-making down to the core component affecting client portfolios and holders of the Fund. The mix of contributors displays the strength of using individual names with trend. The result of removing allocation from weaker assets (unlike a passive portfolio) to a stronger but similar asset instead of cash (unlike most tactical managers) has helped us to advance from underperforming the Fund’s benchmark in January to outperforming for the previous six months and year-to-date overall even with highly elevated cash levels.

In our experience, to consistently sidestep downside one must have a process for methodically reducing exposure without worrying about what might be missed by doing so. Fortunately, with a rules-based process for reducing risk comes a similarly system for maximizing opportunity so the same rules used to reduce exposure are used to increase it if necessary. For this reason, we are confident that no matter what happens next, we will be in a great position to capitalize.

Thank you for your continued confidence and support of the Blueprint Adaptive Growth Allocation Fund.

Best,

Jon Robinson	Brandon Langley

Blueprint Fund Management, LLC

www.blueprintmutualfunds.com

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-983-4525.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.blueprintmutualfunds.com or call 1-866-983-4525 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28th, 2022, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward- looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular of the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
PORTFOLIO INFORMATION
August 31, 2022 (Unaudited)

Sector Diversification (% of Net Assets)

50.0%
40.0%
30.0%
20.0%
10.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Real Estate
Technology
Utilities
Commodities
General Stock Markets
Fixed Income Markets

Top 10 Equity Holdings
% of
Net Assets
SPDR Bloomberg 1-3 Month T-Bill ETF	17.7%
iShares Short Treasury Bond ETF	17.7%
Apple, Inc.	11.2%
ClearShares Ultra-Short Maturity ETF	5.9%
Amazon.com, Inc.	2.6%
UnitedHealth Group, Inc.	2.4%
iShares 0-3 Month Treasury Bond ETF	2.2%
iShares Treasury Floating Rate Bond ETF	2.1%
Exxon Mobil Corporation	1.9%
Tesla, Inc.	1.6%

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)
COMMON STOCKS — 47.1%	Shares	Value
Communications — 0.8%
Entertainment Content — 0.4%
Walt Disney Company (The) (a)	3,729	$417,946

Telecommunications — 0.4%
T-Mobile US, Inc. (a)	2,564	369,114

Consumer Discretionary — 6.0%
Apparel & Textile Products — 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR	996	128,942

Automotive — 1.9%
Ford Motor Company	7,875	120,015
General Motors Company	3,103	118,566
Tesla, Inc. (a)	5,670	1,562,709
		1,801,290
E-Commerce Discretionary — 2.6%
Amazon.com, Inc. (a)	19,034	2,412,940

Leisure Facilities & Services — 1.1%
McDonald’s Corporation	3,371	850,436
Starbucks Corporation	2,655	223,206
		1,073,642
Retail - Discretionary — 0.3%
Lowe’s Companies, Inc.	1,523	295,675

Consumer Staples — 4.0%
Beverages — 2.3%
Coca-Cola Company (The)	17,824	1,099,919
PepsiCo, Inc.	6,259	1,078,238
		2,178,157
Food — 0.2%
Mondelēz International, Inc. - Class A	3,166	195,849

Household Products — 0.3%
Colgate-Palmolive Company	3,749	293,209

Retail - Consumer Staples — 1.2%
Costco Wholesale Corporation	2,054	1,072,393

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 47.1% (Continued)	Shares	Value
Energy — 5.0%
Oil & Gas Producers — 5.0%
BP plc - ADR	8,744	$269,665
Chevron Corporation	8,119	1,283,289
ConocoPhillips	4,628	506,534
Enbridge, Inc.	6,297	259,562
Exxon Mobil Corporation	18,997	1,815,923
Shell plc - ADR	5,064	268,291
TotalEnergies SE - ADR	5,264	265,885
Woodside Energy Group Ltd. - ADR	1,543	35,196
		4,704,345
Financials — 1.7%
Asset Management — 0.5%
BlackRock, Inc.	316	210,579
Charles Schwab Corporation (The)	3,079	218,455
		429,034
Banking — 0.5%
HSBC Holdings plc - ADR	3,987	122,919
Wells Fargo & Company	8,375	366,072
		488,991
Institutional Financial Services — 0.5%
Goldman Sachs Group, Inc. (The)	745	247,839
Morgan Stanley	3,064	261,114
		508,953
Insurance — 0.2%
MetLife, Inc.	2,996	192,733

Health Care — 9.1%
Biotech & Pharma — 4.7%
AbbVie, Inc.	4,568	614,213
Amgen, Inc.	2,504	601,711
AstraZeneca plc - ADR	4,300	268,234
Bristol-Myers Squibb Company	5,536	373,182
CSL Ltd. - ADR	2,679	268,972
Eli Lilly & Company	3,973	1,196,787
Merck & Company, Inc.	12,062	1,029,612
Novo Nordisk A/S - ADR	1,204	127,745
		4,480,456

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 47.1% (Continued)	Shares	Value
Health Care — 9.1% (Continued)
Health Care Facilities & Services — 3.0%
CVS Health Corporation	5,700	$559,455
UnitedHealth Group, Inc.	4,312	2,239,351
		2,798,806
Medical Equipment & Devices — 1.4%
Danaher Corporation	2,982	804,871
Thermo Fisher Scientific, Inc.	902	491,879
		1,296,750
Industrials — 2.8%
Aerospace & Defense — 1.2%
Boeing Company (The) (a)	1,351	216,498
General Dynamics Corporation	1,002	229,388
Lockheed Martin Corporation	987	414,648
Raytheon Technologies Corporation	3,536	317,356
		1,177,890
Diversified Industrials — 0.3%
Honeywell International, Inc.	1,509	285,729

Transportation & Logistics — 1.3%
Canadian National Railway Company	2,265	269,332
Union Pacific Corporation	1,361	305,558
United Parcel Service, Inc. - Class B	3,198	622,043
		1,196,933
Real Estate — 4.4%
REITs — 4.4%
American Tower Corporation	6,109	1,551,991
Duke Realty Corporation	4,972	292,602
Extra Space Storage, Inc.	1,566	311,211
Host Hotels & Resorts, Inc.	8,778	155,985
Public Storage	1,922	635,855
Realty Income Corporation	8,238	562,491
SBA Communications Corporation	712	231,578
VICI Properties, Inc	12,623	416,433
		4,158,146

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 47.1% (Continued)	Shares	Value
Technology — 11.5%
Technology Hardware — 11.2%
Apple, Inc.	67,873	$10,670,993

Technology Services — 0.3%
International Business Machines Corporation	1,981	254,459

Utilities — 1.8%
Electric Utilities — 1.8%
Constellation Energy Corporation	778	63,477
Duke Energy Corporation	3,466	370,550
Exelon Corporation	4,414	193,819
NextEra Energy, Inc.	8,334	708,890
Southern Company (The)	4,642	357,759
		1,694,495

Total Common Stocks (Cost $43,448,184)		$44,577,870

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 48.3%	Shares	Value
ClearShares Ultra-Short Maturity ETF	55,510	$5,559,771
iShares 0-3 Month Treasury Bond ETF	20,706	2,074,741
iShares Gold Trust (a)	28,267	917,547
iShares MSCI Brazil ETF	6,293	192,062
iShares MSCI Chile ETF	4,303	119,494
iShares MSCI India ETF	21,079	906,819
iShares MSCI Indonesia ETF	2,342	55,646
iShares MSCI Qatar ETF	4,454	100,794
iShares MSCI Saudi Arabia ETF	3,759	166,674
iShares MSCI Turkey ETF	8,570	192,739
iShares Short Treasury Bond ETF	152,097	16,750,443
iShares Treasury Floating Rate Bond ETF	39,465	1,991,798
SPDR Bloomberg 1-3 Month T-Bill ETF	182,969	16,750,812
Total Exchange-Traded Funds (Cost $45,817,528)		$45,779,340

MONEY MARKET FUNDS — 11.7%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 2.11% (b)	100,000	$100,000
First American Government Obligations Fund - Class X, 2.04% (b)	11,015,020	11,015,020
Total Money Market Funds (Cost $11,115,020)		$11,115,020

Investments at Value — 107.1% (Cost $100,380,732)		$101,472,230

Liabilities in Excess of Other Assets — (7.1%)		(6,721,360)

Net Assets — 100.0%		$94,750,870

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2022.

A/S - Aktieselskab

ADR - American Depositary Receipt

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022 (Unaudited)
ASSETS
Investments:
At cost	$100,380,732
At value (Note 2)	$101,472,230
Receivable for capital shares sold	2,364,269
Receivable for investment securities sold	8,865,814
Dividends receivable	91,519
Tax reclaims receivable	185
Other assets	29,951
Total assets	112,823,968

LIABILITIES
Payable for capital shares redeemed	457,222
Payable for investment securities purchased	17,533,164
Payable to the Adviser (Note 4)	54,707
Payable to administrator (Note 4)	14,975
Accrued distribution fees (Note 4)	560
Other accrued expenses	12,470
Total liabilities	18,073,098

NET ASSETS	$94,750,870

NET ASSETS CONSIST OF:
Paid-in capital	$96,379,841
Accumulated deficit	(1,628,971)
NET ASSETS	$94,750,870

NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class	$1,224,788
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	105,723
Net asset value, offering price and redemption price per share (Note 2)	$11.58

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$93,526,082
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,029,823
Net asset value, offering price and redemption price per share (Note 2)	$11.65

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENT OF OPERATIONS
Period Ended August 31, 2022 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $14,182)	$687,107

EXPENSES
Management fees (Note 4)	395,379
Administration fees (Note 4)	41,608
Registration and filing fees	22,311
Fund accounting fees (Note 4)	21,660
Legal fees	17,921
Transfer agent fees - Institutional Class (Note 4)	9,000
Transfer agent fees - Investor Class (Note 4)	6,000
Shareholder report expense	13,590
Trustees’ fees and expenses (Note 4)	9,582
Audit and tax services fees	8,250
Compliance service fees (Note 4)	6,000
Custodian and bank service fees	5,476
Postage and supplies	4,545
Insurance expense	1,930
Distribution fees - Investor Class (Note 4)	1,174
Other expenses	11,112
Total Expenses	575,538
Fee reductions by the Adviser (Note 4)	(54,205)
Net Expenses	521,333

NET INVESTMENT INCOME	165,774

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized losses from:
Investments	(560,756)
Foreign currency transactions	(62)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,104,270)
Foreign currency translations	(74)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(7,665,162)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,499,388)

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	August 31, 2022	February 28,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$165,774	$364,059
Net realized losses from:
Investments	(560,756)	(1,889,349)
Foreign currency transactions	(62)	(351)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,104,344)	4,250,753
Net increase (decrease) in net assets resulting from operations	(7,499,388)	2,725,112

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	—	(2,772)
Institutional Class	—	(365,245)
Decrease in net assets from distributions to shareholders	—	(368,017)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	597,525	892,113
Net asset value of shares issued in reinvestment of distributions to shareholders	—	2,772
Payments for shares redeemed	(145,515)	(89,685)
Net increase in Investor Class net assets from capital share transactions	452,010	805,200

Institutional Class
Proceeds from shares sold	36,048,473	39,522,452
Net asset value of shares issued in reinvestment of distributions to shareholders	—	365,216
Payments for shares redeemed	(15,140,994)	(15,504,692)
Net increase in Institutional Class net assets from capital share transactions	20,907,479	24,382,976

TOTAL INCREASE IN NET ASSETS	13,860,101	27,545,271

NET ASSETS
Beginning of period	80,890,769	53,345,498
End of period	$94,750,870	$80,890,769

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended	Year Ended
	August 31, 2022	February 28,
	(Unaudited)	2022
CAPITAL SHARES ACTIVITY
Investor Class
Shares sold	50,253	68,431
Shares issued in reinvestment of distributions to shareholders	—	202
Shares redeemed	(12,170)	(7,007)
Net increase in shares outstanding	38,083	61,626
Shares outstanding at beginning of period	67,640	6,014
Shares outstanding at end of period	105,723	67,640

Institutional Class
Shares sold	2,991,078	3,030,556
Shares issued in reinvestment of distributions to shareholders	—	26,503
Shares redeemed	(1,244,352)	(1,196,884)
Net increase in shares outstanding	1,746,726	1,860,175
Shares outstanding at beginning of period	6,283,097	4,422,922
Shares outstanding at end of period	8,029,823	6,283,097

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended		Period Ended
	2022		February 28,		February 28,
	(Unaudited)		2022		2021(a)
Net asset value at beginning of period	$12.69		$12.02		$10.00
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.01		0.04		(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	(1.12)		0.68		2.07
Total from investment operations	(1.11)		0.72		2.05
Less distributions from:
Net investment income	—		(0.05)		(0.03)
Net asset value at end of period	$11.58		$12.69		$12.02
Total return (d)	(8.75	%) (e)	5.95%		20.48	% (e)
Net assets at end of period (000’s)	$1,225		$858		$72
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	3.77	% (g)	6.96%		104.34	% (g)
Ratio of net expenses to average net assets (f)(h)	1.50	% (g)	1.50	% (i)	1.60	% (g)(i)
Ratio of net investment income (loss) to average net assets (c)(f)(h)	0.16	% (g)	0.30%		(0.16	%) (g)
Portfolio turnover rate	124	% (e)	130%		95	% (e)

(a)	Represents the period from the commencement of operations (March 31, 2020) through February 28, 2021.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fees reductions and expense reimbursements (Note 4).

(i)	Includes costs to organize the Fund of less than 0.005% and 0.10% for the year ended February 28, 2022 and period ended February 28, 2021, respectively, which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended		Period Ended
	2022		February 28,		February 28,
	(Unaudited)		2022		2021(a)
Net asset value at beginning of period	$12.74		$12.04		$10.00
Income from investment operations:
Net investment income (b)(c)	0.02		0.07		0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	(1.11)		0.69		2.06
Total from investment operations	(1.09)		0.76		2.08
Less distributions from:
Net investment income	—		(0.06)		(0.04)
Net asset value at end of period	$11.65		$12.74		$12.04
Total return (d)	(8.56	%) (e)	6.29%		20.80	% (e)
Net assets at end of period (000’s)	$93,526		$80,032		$53,273
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.35	% (g)	1.40%		1.93	% (g)
Ratio of net expenses to average net assets (f)(h)	1.25	% (g)	1.26	% (i)	1.35	% (g)(i)
Ratio of net investment income to average net assets (c)(f)(h)	0.40	% (g)	0.54%		0.20	% (g)
Portfolio turnover rate	124	% (e)	130%		95	% (e)

(a)	Represents the period from the commencement of operations (March 31, 2020) through February 28, 2021.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower had the Adviser not reduced management fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fees reductions and expense reimbursements (Note 4).

(i)	Includes costs to organize the Fund of 0.01% and 0.10% for the year ended February 28, 2022 and period ended February 28, 2021, respectively, which are excluded from the Expense Limitation Agreement (Note 4).

See accompanying notes to financial statements.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited)

1.	Organization

Blueprint Adaptive Growth Allocation Fund (formerly Blueprint Growth Fund) (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on March 31, 2020.

The investment objective of the Fund is to seek capital appreciation while managing risk.

The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $5,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $15,000 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and exchange-traded funds (“ETFs”), on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$44,577,870	$—	$—	$44,577,870
Exchange-Traded Funds	45,779,340	—	—	45,779,340
Money Market Funds	11,115,020	—	—	11,115,020
Total	$101,472,230	$—	$—	$101,472,230

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2022.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Offering costs – The Adviser advanced some of the Fund’s initial offering costs and was subsequently reimbursed by the Fund. Costs of $29,700 incurred in connection with the offering and initial registration had been deferred and were subsequently amortized on a straight-line basis over the first twelve months after commencement of operations. As of August 31, 2022, there were no unamortized offering costs remaining in the Fund.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the year ended February 28, 2022, was ordinary income. There were no distributions paid to shareholders by the Fund during the six months ended August 31, 2022.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2022:

Cost of investments	$72,274,804
Gross unrealized appreciation	$8,286,680
Gross unrealized depreciation	(444,667)
Net unrealized appreciation	7,842,013
Accumulated capital and other losses	(1,971,596)
Distributable earnings	$5,870,417

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2022 is as follows:

Cost of investments and foreign currency translations	$100,542,543
Gross unrealized appreciation	$1,847,067
Gross unrealized depreciation	(917,380)
Net unrealized appreciation	$929,687

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts.

Net qualified late year losses, incurred after December 31, 2021 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

For the year ended February 28, 2022, the Fund deferred $41,466 of late year ordinary losses to March 1, 2022 for federal tax purposes.

As of February 28, 2022, the Fund had short-term capital loss carryforwards of $1,930,130 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2022, the Fund did not incur any interest of penalties.

3.	Investment Transactions

During the six months ended August 31, 2022, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $118,960,977 and $97,595,462, respectively.

4.	Transactions with Related Parties

ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to the terms of the Advisory Agreement, Blueprint Fund Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Adviser provides the Fund with the selection of a sub-investment advisor and the compliance and managerial

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

oversight of that sub-adviser and its services to the Fund. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Blueprint Investment Partners, LLC (the “Sub-Adviser”) serves as the Funds sub-adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. For its services, the Adviser pays the Sub-Adviser an investment sub-advisory fee computed at the annual rate of 0.20% of the Fund’s average daily net assets. The Fund does not directly pay the sub-advisory fee.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2024, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.50% and 1.25% of average daily net assets for Investor Class and Institutional Class shares, respectively. Accordingly, during the six months ended August 31, 2022, the Adviser reduced its management fees in the amount of $22,220, and, in addition, reimbursed other operating expenses of $31,985.

Management reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2024, the agreement may not be modified or terminated without the approval of the Board. After June 30, 2024, the ELA may continue from year-to-year provided such continuance is approved by the Board. The ELA may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the ELA. As of August 31, 2022, the Adviser may seek repayment of expense reimbursements no later than the dates below:

February 29, 2024	$141,841
February 28, 2025	113,574
August 31, 2025	54,205
Total	$309,620

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the six months ended August 31, 2022, Investor Class shares of the Fund incurred $1,174 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2022, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% OWNERSHIP
TD Ameritrade, Inc. (for the benefit of its customers)	84%

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of August 31, 2022, the Fund had 48.3% of the value of its net assets invested in ETFs.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

Effective October 17, 2022 each Independent Trustee will receive a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who will receive a $1,700 annual retainer from the Fund, paid quarterly and the Audit Committee Chairperson who will receive a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee will also receive from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2022) and held until the end of the period (August 31, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	March 1,	August 31,	Net Expense	Paid During
	2022	2022	Ratio(a)	Period(b)

Investor Class
Based on Actual Fund Return	$1,000.00	$912.50	1.50%	$7.23
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	1.50%	$7.63

Institutional Class
Based on Actual Fund Return	$1,000.00	$914.40	1.25%	$6.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

(a)	Annualized, based on the most recent one-half year expenses.

(b)	Expenses are equal to the annualized net expense ratio of each Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-983-4525, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-983-4525, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-866-983-4525. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.blueprintmutualfunds.com.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-983-4525

Who we are
Who is providing this notice?	Blueprint Adaptive Growth Allocation Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Blueprint Fund Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

■    Blueprint Investment Partners, the investment sub-adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

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Blueprint-SAR-22

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by

Hudson Valley Investment Advisors, Inc.

SEMI-ANNUAL REPORT

August 31, 2022

(Unaudited)

HVIA EQUITY FUND
LETTER TO SHAREHOLDERS (Unaudited)	September 2022

HVIA Equity Fund for the Period Ending August 31, 2022

The HVIA Equity Fund utilizes a growth at a reasonable price (GARP) investment framework and invests principally in a diversified portfolio of common stock of large-capitalization companies. We focus on companies that are showing improving asset utilization, margin expansion and efficient capital allocation.

While we cannot predict the outcome of the economic uncertainties, we remain committed to our GARP investment framework which blends value, growth and income-producing strategies. The net effect is a portfolio of companies that tend to show an improving Return on Equity (ROE) but are trading at a discount to either their expected growth rate or their specific industry growth rate. In our experience, the GARP investment approach does not fit neatly into months, quarters or years, but is expected to outperform over the longer-term.

For the six-period ending August 31, 2022, HVEIX recorded a return of -10.20% vs. -8.84% for the S&P 500 Index.

Investment Environment and Outlook

To say the 2022 investment year thus far has been tough would be an understatement. In the first half of fiscal 2022, the stock markets suffered the worst first half of the year since 1970. The S&P 500 Index and other stock markets entered bear market territory and many bond markets suffered their worst declines in 40 years. The two main factors in determining equity value is the reward (earnings) and risk (reflected in multiples). Markets do not like uncertainty. Inflation, tightening monetary policy, slower growth owing to supply chain shortages, the war in Ukraine and continued worries about COVID-19 all have combined to cause these widespread declines in the equity markets.

Although we expect continued market volatility given the uncertain economic and geo-political environment, we continue to see demand being positive, although at slower growth than seen over the prior year. The current economic environment differs from recent historical periods. Demand has been strong and the tools that the Federal Reserve has to slow the economy is not optimal to address the rising inflation. Fiscal policy would be a more elegant way to help to alleviate inflationary concerns over a longer period of time by increasing supply and lower prices.

The Federal Reserve has been determined to tame inflation by raising interest rates which is a major factor in the current market upheaval. Inflation, however, appears to have peaked as both core CPI and core PCE slowed but at higher levels than many had expected. We have also seen a plateauing in many end markets while supply chains report improvement. Additionally, unemployment remains at historically low levels and while the impact of the Fed’s rate-hiking plan is unclear, the markets have responded positively to occasional moments of clarity (i.e. Fed Minutes released). Finally, overall earnings and margins are holding up better than expected while valuations have improved.

1

The United States is not alone with the imbalances that have led to inflation. Worldwide inflation levels are significantly higher as the strength of the U.S. Dollar has driven higher costs for companies outside of the U.S. market. We expect this negative influence to impact international economies for the foreseeable future.

At HVIA, we are expecting the markets to be range bound over the next quarter as we go through a growth recession. This is defined as a low growth economic backdrop that has vacillating stock prices as more economic and policy changes become clearer. The next few months should slow inflation, stabilize interest rates and provide a clearer picture on U.S. elections which often are a catalyst for future equity growth.

Investment Performance

Although we remain committed to the current portfolio of stocks, we always are looking to upgrade when we see opportunities. We believe we are entering a new era in which stocks will see greater analysis on balance sheets and quality of earnings as higher interest rates limit stocks that have longer periods of time to when they become profitable.

For the period discussed, we saw the Energy sector was a strong performer during the first six months of 2022 as evidenced by Devon Energy (+35.50%) and Coterra Energy (+35.29%) both outperformed as higher underlying commodity prices advanced. AES Corporation (+24.93%), which is a utility and power generation company, also performed particularly well as investors continue to gravitate to the company’s defensive nature.

Conversely, several of our holdings declined in value during the six month period and underperformed the market. These include Illumina, Inc. (-38.94%), a leading developer, manufacturer and marketer of life science tools and integrated systems for large-scale analysis of genetic variation and function and two semiconductor companies. Illumina was negatively impacted by the European Union which denied its proposed acquisition of the company Grail which provides testing on life saving early detection before they are symptomatic. Advanced Micro Devices (-25.44%) and Nvidia Corporation (-35.68%) as computer chips companies, were hurt as multiples compressed as interest rates increased. While there are undoubtedly company-specific reasons for each of these declines (supply-chain bottlenecks, geopolitical risks), each of these stocks were among the biggest gainers over the last two years, and we believe each remains well-positioned for future growth.

2

In closing, we believe that there are currently several risks that impact U.S. and Developing economies. However, we believe that inflation will see a slowdown but will not get back to pre Covid levels. Demand is still positive and consumer’s net worth is near record levels while businesses are financially well positioned to take on the headwinds that higher rates may impact business conditions.

Sincerely,

Gustave J. Scacco	Ron Mayfield
Portfolio Manager	Co-Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end is available by calling 1-888-209-8710.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.hviafunds.com or call 1-888-209-8710 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2022, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

3

HVIA EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2022 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

% of
Security Description	Net Assets
Microsoft Corporation	3.7%
Apple, Inc.	3.6%
Alphabet, Inc. - Class C	3.3%
Advanced Micro Devices. Inc.	3.1%
KLA Corporation	3.0%
CSX Corporation	2.8%
UnitedHealth Group, Inc.	2.7%
Dollar General Corporation	2.6%
NVIDIA Corporation	2.5%
Exxon Mobil Corporation	2.5%

4

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)
COMMON STOCKS — 96.7%	Shares	Value
Communications — 6.5%
Entertainment Content — 1.5%
Walt Disney Company (The) (a)	4,585	$513,887

Internet Media & Services — 4.2%
Alphabet, Inc. - Class C (a)	10,800	1,178,820
Meta Platforms, Inc. - Class A (a)	1,925	313,640
		1,492,460
Telecommunications — 0.8%
Verizon Communications, Inc.	6,485	271,138

Consumer Discretionary — 7.8%
E-Commerce Discretionary — 1.7%
Amazon.com, Inc. (a)	4,800	608,496

Home Construction — 0.9%
Lennar Corporation - Class A	4,000	309,800

Leisure Facilities & Services — 2.4%
Chipotle Mexican Grill, Inc. (a)	370	590,816
Starbucks Corporation	3,200	269,024
		859,840
Retail - Discretionary — 2.8%
AutoZone, Inc. (a)	400	847,684
Home Depot, Inc. (The)	430	124,021
		971,705
Consumer Staples — 6.8%
Beverages — 1.4%
PepsiCo, Inc.	2,850	490,969

Food — 1.0%
Mondel z International, Inc. - Class A	5,850	361,881

Household Products — 0.2%
Estée Lauder Companies, Inc. (The) - Class A	350	89,033

Retail - Consumer Staples — 2.6%
Dollar General Corporation	3,900	925,938

Wholesale - Consumer Staples — 1.6%
Sysco Corporation	6,700	550,874

5

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.7% (Continued)	Shares	Value
Energy — 8.2%
Oil & Gas Producers — 7.2%
Coterra Energy, Inc.	18,900	$584,199
Devon Energy Corporation	8,200	579,084
Enbridge, Inc.	12,006	494,887
Exxon Mobil Corporation	9,250	884,208
		2,542,378
Oil & Gas Services & Equipment — 1.0%
Schlumberger Ltd.	9,252	352,964

Financials — 9.3%
Banking — 3.5%
Bank of America Corporation	20,365	684,468
JPMorgan Chase & Company	4,713	536,009
		1,220,477
Institutional Financial Services — 1.9%
Morgan Stanley	8,050	686,021

Insurance — 2.1%
Marsh & McLennan Companies, Inc.	4,700	758,439

Specialty Finance — 1.8%
American Express Company	4,100	623,200

Health Care — 11.8%
Biotech & Pharma — 4.6%
AbbVie, Inc.	6,300	847,098
Eli Lilly & Company	1,500	451,845
Pfizer, Inc.	7,000	316,610
		1,615,553
Health Care Facilities & Services — 2.7%
UnitedHealth Group, Inc.	1,800	934,794

Medical Equipment & Devices — 4.5%
Danaher Corporation	2,650	715,261
Illumina, Inc. (a)	1,150	231,886
PerkinElmer, Inc.	2,114	285,517
Thermo Fisher Scientific, Inc.	675	368,091
		1,600,755
Industrials — 10.1%
Engineering & Construction — 1.4%
Fluor Corporation (a)	19,366	512,037

6

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.7% (Continued)	Shares	Value
Industrials — 10.1% (Continued)
Industrial Intermediate Products — 1.5%
Chart Industries, Inc. (a)	2,731	$529,432

Industrial Support Services — 1.3%
United Rentals, Inc. (a)	1,629	475,733

Machinery — 1.2%
Lincoln Electric Holdings, Inc.	3,000	410,070

Transportation & Logistics — 4.7%
CSX Corporation	30,790	974,503
FedEx Corporation	2,100	442,701
Southwest Airlines Company (a)	6,150	225,705
		1,642,909
Materials — 3.4%
Chemicals — 1.2%
Sherwin-Williams Company (The)	1,785	414,298

Steel — 2.2%
Nucor Corporation	5,940	789,664

Real Estate — 5.7%
REITs — 5.7%
American Tower Corporation	1,500	381,075
Prologis, Inc.	4,800	597,648
Simon Property Group, Inc.	5,220	532,336
Weyerhaeuser Company	14,196	484,936
		1,995,995
Technology — 24.0%
Semiconductors — 8.6%
Advanced Micro Devices, Inc. (a)	12,792	1,085,657
KLA Corporation	3,050	1,049,597
NVIDIA Corporation	5,900	890,546
		3,025,800
Software — 6.4%
Adobe, Inc. (a)	1,050	392,112
Microsoft Corporation	4,935	1,290,354
Salesforce.com, Inc. (a)	3,800	593,256
		2,275,722

7

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.7% (Continued)	Shares	Value
Technology — 24.0% (Continued)
Technology Hardware — 7.8%
Apple, Inc.	8,065	$1,267,979
Ciena Corporation (a)	15,750	799,155
Cisco Systems, Inc.	15,156	677,777
		2,744,911
Technology Services — 1.2%
Visa, Inc. - Class A	2,200	437,162

Utilities — 3.1%
Electric Utilities — 3.1%
AES Corporation (The)	15,150	385,567
Duke Energy Corporation	6,580	703,468
		1,089,035

Total Common Stocks (Cost $24,739,867)		$34,123,370

MONEY MARKET FUNDS — 3.2%	Shares	Value
First American Government Obligations Fund - Class X, 2.04% (b) (Cost $1,129,534)	1,129,534	$1,129,534

Investments at Value — 99.9% (Cost $25,869,401)		$35,252,904

Other Assets in Excess of Liabilities — 0.1%		51,484

Net Assets — 100.0%		$35,304,388

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2022.

See accompanying notes to financial statements.

8

HVIA EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022 (Unaudited)
ASSETS
Investments in securities:
At cost	$25,869,401
At value (Note 2)	$35,252,904
Receivable for capital shares sold	17,400
Dividends receivable	40,600
Other assets	20,146
TOTAL ASSETS	35,331,050

LIABILITIES
Payable to Adviser (Note 4)	10,401
Payable to administrator (Note 4)	8,744
Other accrued expenses	7,517
TOTAL LIABILITIES	26,662

NET ASSETS	$35,304,388

NET ASSETS CONSIST OF:
Paid-in capital	$23,050,187
Accumulated earnings	12,254,201
NET ASSETS	$35,304,388

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$35,304,388
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,814,155

Net asset value, offering price and redemption price per share (Note 2)	$19.46

See accompanying notes to financial statements.

9

HVIA EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2022 (Unaudited)
INVESTMENT INCOME
Dividends	$307,046
Foreign withholding taxes on dividends	(2,264)
TOTAL INVESTMENT INCOME	304,782

EXPENSES
Management fees (Note 4)	134,562
Administration fees (Note 4)	18,195
Fund accounting fees (Note 4)	17,486
Legal fees	14,593
Registration and filing fees	11,628
Trustees’ fees and expenses (Note 4)	9,583
Transfer agent fees (Note 4)	9,399
Audit and tax services fees	8,250
Compliance fees (Note 4)	6,000
Shareholder reporting expense	4,182
Custody and bank service fees	3,833
Postage and supplies	3,375
Insurance expense	1,794
Other expenses	7,704
TOTAL EXPENSES	250,584
Less fee reductions by the Adviser (Note 4)	(70,563)
NET EXPENSES	180,021

NET INVESTMENT INCOME	124,761

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	1,832,175
Foreign currency transactions	211
Net change in unrealized appreciation (depreciation) on:
Investments	(5,876,658)
Foreign currency translations	(185)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(4,044,457)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,919,696)

See accompanying notes to financial statements.

10

HVIA EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	August 31,	Ended
	2022	February 28,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$124,761	$33,626
Net realized gains (losses) from:
Investments	1,832,175	1,530,311
Foreign currency transactions	211	(326)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,876,658)	3,049,260
Foreign currency translation	(185)	26
Net increase (decrease) in net assets resulting from operations	(3,919,696)	4,612,897

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	—	(1,033,718)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	2,986,970	6,829,941
Net asset value of shares issued in reinvestment of distributions to shareholders	—	8,401
Payments for shares redeemed	(1,494,488)	(3,095,580)
Net increase in Institutional Shares net assets from capital share transactions	1,492,482	3,742,762

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,427,214)	7,321,941

NET ASSETS
Beginning of period	37,731,602	30,409,661
End of period	$35,304,388	$37,731,602

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	146,188	309,929
Shares reinvested	—	350
Shares redeemed	(73,084)	(138,606)
Net increase in shares outstanding	73,104	171,673
Shares outstanding at beginning of period	1,741,051	1,569,378
Shares outstanding at end of period	1,814,155	1,741,051

See accompanying notes to financial statements.

11

HVIA EQUITY FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Year	Year		Year	Year	Year
	August 31,		Ended	Ended		Ended	Ended	Ended
	2022		Feb. 28,	Feb. 28,		Feb. 29,	Feb. 28,	Feb. 28,
	(Unaudited)		2022	2021		2020	2019	2018
Net asset value at beginning of period	$21.67		$19.38	$14.00		$13.28	$13.17	$11.39
Income from investment operations:
Net investment income	0.07		0.02	0.02		0.06	0.09	0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	(2.28)		2.88	5.45		0.76	0.43	1.81
Total from investment operations	(2.21)		2.90	5.47		0.82	0.52	1.87
Less distributions from:
Net investment income	—		(0.03)	(0.00	) (a)	(0.07)	(0.08)	(0.06)
Net realized gains	—		(0.58)	(0.09)		(0.03)	(0.33)	(0.03)
Total distributions	—		(0.61)	(0.09)		(0.10)	(0.41)	(0.09)
Net asset value at end of period	$19.46		$21.67	$19.38		$14.00	$13.28	$13.17
Total return (b)	(10.20	%) (c)	14.66%	39.10%		6.11%	4.34%	16.45%
Net assets at end of period (000’s)	$35,304		$37,732	$30,410		$20,229	$17,929	$15,059
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.38	% (d)	1.35%	1.59%		1.76%	1.86%	2.11%
Ratio of net expenses to average net assets (e)	0.99	% (d)	0.99%	0.99%		0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (e)	0.69	% (d)	0.09%	0.13%		0.42%	0.70%	0.53%
Portfolio turnover rate	25	% (c)	11%	11%		16%	29%	4%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

12

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited)

1.	Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of August 31, 2022, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’s average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities

13

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the level of inputs used to value the investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,123,370	$—	$—	$34,123,370
Money Market Fund	1,129,534	—	—	1,129,534
Total	$35,252,904	$—	$—	$35,252,904

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2022.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

14

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash – The Fund’s cash, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the Federal Deposit Insurance Corporation. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

15

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2022 and February 28, 2022 was as follows:

	Ordinary	Long-Term	Total
Periods Ended	Income	Capital Gains	Distributions
August 31, 2022	$—	$—	$—
February 28, 2022	$116,306	$917,412	$1,033,718

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2022:

Tax cost of investments	$22,452,286
Gross unrealized appreciation	$15,759,044
Gross unrealized depreciation	(498,883)
Net unrealized appreciation	15,260,161
Net unrealized appreciation on foreign currency translations	29
Undistributed ordinary income	11,422
Undistributed long-term capital gains	902,285
Distributable earnings	$16,173,897

16

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of August 31, 2022 is as follows:

Tax cost of investments and foreign currency translations	$25,869,557
Gross unrealized appreciation	$10,765,794
Gross unrealized depreciation	(1,382,447)
Net unrealized appreciation	$9,383,347

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended August 31, 2022, the Fund did not incur any interest of penalties.

3.	Investment Transactions

During the six months ended August 31, 2022, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $11,225,096 and $8,739,118, respectively.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Hudson Valley Investment Advisors, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2023, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets

17

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of the Institutional Class shares and 1.24% of the average daily net assets of the Investor class shares. Accordingly, the Adviser reduced its management fees in the amount of $70,563 during the six months ended August 31, 2022.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2022, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $433,127 no later than the dates listed below:

February 28, 2023	$73,404
February 29, 2024	154,656
February 28, 2025	134,504
August 31, 2025	70,563
Total	$433,127

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is currently compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

18

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2022, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	99.7%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

Effective October 17, 2022 each Independent Trustee will receive a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who will receive a $1,700 annual retainer from the Fund, paid quarterly and the Audit Committee Chairperson who will receive a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee will also receive from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

19

HVIA EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2022) and held until the end of the period (August 31, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

20

HVIA EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	March 1,	August 31,	Net Expense	Paid During
Institutional Class	2022	2022	Ratio (a)	Period (b)
Based on Actual Fund Return	$1,000.00	$898.00	0.99%	$4.74
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

21

HVIA EQUITY FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll- free 1-888-209-8710, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-209-8710. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.hviafunds.com.

22

HVIA EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, reviewed and approved the continuance of the Fund’s Investment Advisory Agreement (the “Agreement”) with Hudson Valley Investment Advisors, Inc. (the “Adviser” or “Hudson Valley”) for an additional one-year term. The Board approved the Agreement at a meeting held on April 19-20, 2022 (“Meeting”), at which all of the Trustees were present.

In deciding whether to approve the continuation of the Agreement, the Board recalled its review of the materials related to the Fund and Hudson Valley throughout the preceding twelve months and its numerous discussions with Trust Management and the Adviser about the operations and performance of the Fund during that period. The Board further considered those materials and discussions and other numerous factors, including the following:

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by Hudson Valley to the Fund including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Board considered the qualifications and experience of Hudson Valley’s portfolio managers who are responsible for the day to day management of the Fund, as well as the qualifications and experience of the other individuals at Hudson Valley who provide services to the Fund. The Board concluded that the quality, extent, and nature of the services provided by Hudson Valley to the Fund were satisfactory and adequate.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group, and Morningstar category. The Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund. In this regard, the Board considered Hudson Valley’s staffing, methods of operating, its financial condition, the asset level of the Fund; the overall expenses of the Fund, including the advisory fee; and the differences in fees and services to Hudson Valley’s other similar clients. The Board considered the current and anticipated profitability of the Fund to Hudson Valley, if any. The Board considered its discussion with Hudson Valley regarding the Hudson Valley ELA, and considered Hudson Valley’s past fee reductions and expense reimbursements for the Fund.

The extent to which economics of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with Hudson Valley involve both the advisory fee and the expense limitation agreement between the Fund and the Adviser (the “ELA”). The Board determined that while the advisory fee rate remained the same as asset levels increased, the shareholders of the Fund have experienced in the past, and

23

HVIA EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

will experience in the future, benefits from the ELA. The Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by HVIA with respect to economies of scale.

After further discussion of the factors noted above and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all factors discussed and information presented at the meeting and previous meetings, the Board indicated its agreement to approve the continuance of the Agreement and the ELA. It was noted that in the Trustees’ deliberations regarding the approval of the continuance of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

24

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE HVIA EQUITY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-209-8710

25

Who we are
Who is providing this notice?	HVIA Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Hudson Valley Investment Advisor, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

26

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HVIA-SAR-22

NIA IMPACT SOLUTIONS FUND

SEMI-ANNUAL REPORT

August 31, 2022

(Unaudited)

NIA IMPACT SOLUTIONS FUND
LETTER TO SHAREHOLDERS (Unaudited)	August 31, 2022

Dear Shareholder,

We hope this letter finds each of you staying well. We were proud and excited to launch the Nia Impact Solutions Fund (NIAGX) on May 10, 2022. Since that date, the fund returned 2.20% through August 31st while the MSCI ACWI IMI index returned -0.95%. For the three-month period from June 1st through August 31, 2022, the fund returned -2.94%, while the MSCI ACWI IMI was down -5.57%. The top three contributors were First Solar Inc., TPI Composites, Inc., and SunPower Corporation. The top three detractors were Azure Power Global Ltd., GSK plc, and Infinion Technologies AG.

Our Investment Approach

Nia invests at the intersection of environmental sustainability and social justice. To that end, our investment approach begins by considering what products and services are needed for the shift toward a more just, sustainable, and inclusive economy. In this process we define the primary threats to people and our planet, our society, resources, and way of life. We examine the issues that could disrupt both human economies and their underlying ecosystems. We focus on the solutions to these risks which include global warming, extreme weather, resource scarcity, increasing population, infectious diseases, access to financial capital, and access to healthy food and water. We identify the technologies, approaches, and innovative businesses with the highest potential for addressing and mitigating these risks, while also providing an economic return for our investors.

Companies that meet our criteria for solutions themes, gender equality and sustainability are evaluated using traditional bottoms up investment analysis. We consider companies’ financial strength by reviewing leverage, cash flows, and sensitivity to interest and debt coverage. While the most important financial items can vary across sectors and within industries, we review key income statement items, such as revenues, margin contribution, and cash flow. And where our ratio analysis screens for underappreciated strengths and weaknesses, we use valuation analysis to assess and select those companies that may be underappreciated by the market.

Investment Environment

Nia Impact Solutions Fund and most indices marked year-to-date lows in mid-June. The sell-off may be attributed to inflation, Federal Reserve rate increases to tame inflation, and slowing growth, all of which are interconnected. Markets rallied from mid-June lows through mid-August, driven by hope and optimism that the worst of the reserve rate increases were behind us. An additional boost came from the surprise resuscitation and passage of the Inflation Reduction Act, thanks to all the positive environmental protection spending and renewable energy infrastructure support this Act contains. Meanwhile, many international markets were buffeted on one side by energy cost inflation from Russian aggression in Ukraine and on the other, by local currency devaluation resulting from the Fed actions driving up the dollar.

Federal Reserve tightening, slowing growth, and inflation will likely continue to weigh upon markets for the near future. Europe will also continue to face headwinds through this winter as it struggles with the challenge of adequate and affordable energy, as well as inflation and slowing growth. At a portfolio level, we see these circumstances posing challenges for less established companies, favoring those most resilient in an economic slowdown and self-sufficient in meeting capital needs.

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In the short term this situation is impacting how we are shifting to preserve investor capital. Longer term, however, we believe our exposures to smaller companies with leading edge solutions could see demand grow faster than previously, due to a more widespread understanding of the urgency to act on climate and health solutions.

2022 has presented a long list of difficulties for markets, companies, society, and the environment. Each, from continued supply chain issues, to rising interest rates, increased cost of capital and costs of transportation of goods and services, to workforce loyalty, has caused challenges. This confluence of strains has served to accelerate the movement to disrupt and adapt supply chains, technology, healthcare, and sources of energy to address each of these problems. The market correction is serving to return discipline to both market valuations and the cost of capital. Through this bear market lay the seeds of the next growth cycle, in which the best solutions focused companies will again be assessed and funded based on the value they produce.

Portfolio Holdings

Top Three Performers

First Solar Inc. – This solar module and systems company reported disappointing results in November 2021, accelerating the stock’s sell-off just as the market also began its downturn through the first quarter of 2022. Thanks to issues ranging from supply chain disruptions, to cost inflation, a couple rounds of downward earnings revisions later and no prospects for favorable legislation, the stock reflected modest expectations heading into summer. In late July, revelations around legislation emerged right as the company released better than expected results for the June quarter. With three fully integrated solar panel factories in the U.S., First Solar stands to benefit from both the domestic manufacturing incentives in the Inflation Reduction Act, as well as the long-term trend towards renewable energy. In late August, the company announced plans to build a fourth domestic manufacturing facility.

TPI Composites – This maker of composite materials for the wind turbine market saw its stock react very positively to passage of The Inflation Reduction Act. Similar to many companies in the renewable energy space, the company’s stock had sold off with the market correction and when prospects for passage of favorable legislation had faded. Not yet earnings positive, this small cap stock can be volatile, especially in reaction to news around government energy policy and its customers in the wind energy market. We look forward to tracking the company’s progress in both the U.S. and international markets.

SunPower Corporation – As one of the largest U.S. manufacturers of residential solar panels, SunPower has benefited from the consumer movement towards solar, especially in California. The business and its profitability made great progress through 2020, as was reflected by the company’s stock price. More recently, facing headwinds like other companies in the renewables space, the stock had traded sideways. The acquisition of 51% of the company’s shares in late May by TotalEnergies appeared to set a valuation floor for the company. News and passage of the Inflation Reduction Act a month later reset the revenue and margin outlook to a higher level.

Bottom Three Performers

Azure Power Global – This New Delhi based holding company oversees the development, production, and sale of solar energy, primarily to large Indian utilities across the country. The company received a whistleblower complaint regarding operations at one subsidiary and

2

subsequently engaged forensic accountants to lead an investigation. Pending the outcome of this investigation, market speculation led to massive selling that, in our estimation, is out of proportion to the probable range of outcomes.

Majority owned by the Quebec public pension fund, Caisse de Depot & Placement du Quebec (CDPQ), Azure has benefited from this relationship, which has provided backstopping on obligations and board representation. Toronto public pension fund, OMERS Administration Corp, which holds a 21% stake, also has board representation. Collaboration with these major investors has supported the issuance of several green bonds, none of which are tied to assets or operations in the subsidiary at issue with the whistleblower allegations. We expect that the large, diversified, asset portfolio, together with growing market demand, will bridge the company’s operations through this period to a more straightforward and higher valuation.

GSK plc – We initially invested in this U.K. based pharmaceutical company for its broad portfolio of solutions, as well as specific products like its HPV vaccine. In addition to female CEO leadership, we also found the modest valuation and stable dividend attractive features of the stock as headwinds in the broader economy picked up. Despite a strong second quarter report in late July, attention shifted to the potential liability from class action lawsuits alleging that the heartburn drug, Zantac, caused cancer. While a case can be made that this liability can be estimated and contained, we ultimately decided that the lawsuits in multiple jurisdictions could lead to a potentially protracted liability overhang on the stock. We sold the position in August.

Infineon Technologies AG – This German semiconductor company is Europe’s largest chipmaker, supplying customers manufacturing products that range from electric vehicles to wind turbines. In 2021, demand for Infineon’s chips soared as disruptions hit their customers’ supply chains. More recently, as news of the easing of supply chain bottlenecks began to emerge, the company’s stock has experienced some negative volatility. While the market interpreted the easing of bottlenecks as cause for concern with the demand outlook, we continue to view the company as a provider of key technology and an attractive long-term holding.

We look forward to updating you again at the end of 2022.

Thank you for your interest in solutions and your investment with Nia!

With much care,

The Nia Team

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-833-571-2833.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus call 1-833-571-2833 or visit the Fund’s website at www.niaimpactfunds.com and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were

3

held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2022, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates.

4

NIA IMPACT SOLUTIONS FUND

PORTFOLIO INFORMATION

August 31, 2022 (Unaudited)

Sector Diversification (% of Net Assets)

25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Cash Equivalents

% of
Top 10 Equity Holdings	Net Assets
Brookfield Renewable Corporation - Class A	3.9%
Digital Realty Trust, Inc.	3.5%
International Business Machines Corporation	3.4%
Carlisle Companies, Inc.	3.0%
AECOM	3.0%
Stantec, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.9%
Palo Alto Networks, Inc.	2.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.8%
Gilead Sciences, Inc.	2.6%

5

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)
COMMON STOCKS — 94.3%	Shares	Value
Communications — 1.5%
Telecommunications — 1.5%
PLDT, Inc. - ADR	19,259	$560,052

Consumer Discretionary — 4.6%
Automotive — 0.6%
Rivian Automotive, Inc. - Class A (a)	7,210	235,839

Consumer Services — 1.8%
Stride, Inc. (a)	17,717	675,726

E-Commerce Discretionary — 0.7%
Etsy, Inc. (a)	2,522	266,349

Home & Office Products — 1.5%
Steelcase, Inc. - Class A	49,004	547,865

Consumer Staples — 3.4%
Food — 3.4%
Danone S.A. - ADR	94,144	984,746
Hain Celestial Group, Inc. (The) (a)	15,185	307,648
		1,292,394
Energy — 15.7%
Oil & Gas Producers — 3.9%
Brookfield Renewable Corporation - Class A	38,468	1,476,786

Renewable Energy — 11.8%
Ameresco, Inc. - Class A (a)	7,133	491,107
First Solar, Inc. (a)	5,656	721,423
Maxeon Solar Technologies Ltd. (a)	13,771	273,354
SolarEdge Technologies, Inc. (a)	2,800	772,716
SunPower Corporation (a)	21,828	523,872
Sunrun, Inc. (a)	15,104	498,885
TPI Composites, Inc. (a)	26,672	495,833
Vestas Wind Systems A/S - ADR	82,113	680,717
		4,457,907
Financials — 3.1%
Asset Management — 1.8%
Sanlam Ltd. - ADR	109,229	685,958

Banking — 1.3%
Amalgamated Financial Corporation	21,285	478,913

6

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Health Care — 16.2%
Biotech & Pharma — 9.2%
Gilead Sciences, Inc.	15,739	$998,954
Moderna, Inc. (a)	5,542	733,041
Organon & Company	22,232	634,279
Vertex Pharmaceuticals, Inc. (a)	3,916	1,103,372
		3,469,646
Medical Equipment & Devices — 7.0%
Hologic, Inc. (a)	11,019	744,443
Lantheus Holdings, Inc. (a)	11,441	901,551
Thermo Fisher Scientific, Inc.	1,801	982,121
		2,628,115
Industrials — 13.2%
Commercial Support Services — 3.9%
AMN Healthcare Services, Inc. (a)	8,159	837,439
Schnitzer Steel Industries, Inc. - Class A	19,446	642,496
		1,479,935
Electrical Equipment — 1.9%
Schneider Electric SE - ADR	29,399	697,932

Engineering & Construction — 6.0%
AECOM	15,423	1,128,193
Stantec, Inc.	23,585	1,118,872
		2,247,065
Machinery — 1.4%
Xylem, Inc.	5,926	539,859

Materials — 4.3%
Chemicals — 1.3%
Chr. Hansen Holding A/S - ADR	32,991	479,029

Construction Materials — 3.0%
Carlisle Companies, Inc.	3,864	1,142,430

Real Estate — 6.3%
Real Estate Owners & Developers — 1.0%
City Developments Ltd. - ADR	64,175	375,424

REITs — 5.3%
Digital Realty Trust, Inc.	10,550	1,304,296
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,950	709,384
		2,013,680

7

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Technology — 24.3%
Semiconductors — 6.4%
Infineon Technologies AG - ADR	26,307	$645,311
STmicroelectronics N.V.	20,126	702,397
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	12,719	1,060,129
		2,407,837
Software — 10.7%
Atlassian Corporation plc - Class A (a)	992	245,679
Autodesk, Inc. (a)	1,933	389,963
Fortinet, Inc. (a)	16,905	823,104
Materialise N.V. - ADR (a)	27,481	321,253
Palo Alto Networks, Inc. (a)	1,949	1,085,223
Rapid7, Inc. (a)	5,674	326,255
Splunk, Inc. (a)	9,205	828,726
		4,020,203
Technology Hardware — 2.2%
Apple, Inc.	5,387	846,944

Technology Services — 5.0%
International Business Machines Corporation	9,987	1,282,830
Wolters Kluwer N.V. - ADR	6,345	618,892
		1,901,722
Utilities — 1.7%
Electric Utilities — 0.3%
Azure Power Global Ltd. (a)	29,631	106,375

Gas & Water Utilities — 1.4%
California Water Service Group	9,195	538,184

Total Common Stocks (Cost $36,780,856)		$35,572,169

8

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.6%	Shares	Value
First American Government Obligations Fund - Class X, 2.04% (b)	1,846,971	$1,846,971
First American Treasury Obligations Fund - Class X, 2.14% (b)	268,440	268,440

Total Money Market Funds (Cost $2,115,411)		$2,115,411

Investments at Value — 99.9% (Cost $38,896,267)		$37,687,580

Other Assets in Excess of Liabilities — 0.1%		45,901

Net Assets — 100.0%		$37,733,481

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2022.

See accompanying notes to financial statements.

9

NIA IMPACT SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022 (Unaudited)
ASSETS
Investments in securities:
At cost	$38,896,267
At value (Note 2)	$37,687,580
Dividends receivable	76,687
Tax reclaims receivable	241
Other assets	7,614
Total assets	37,772,122

LIABILITIES
Payable to Adviser (Note 4)	21,480
Payable to administrator (Note 4)	7,676
Other accrued expenses	9,485
Total liabilities	38,641

NET ASSETS	$37,733,481

NET ASSETS CONSIST OF:
Paid-in capital	$39,208,400
Accumulated deficit	(1,474,919)
NET ASSETS	$37,733,481

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,690,690

Net asset value, offering price and redemption price per share (Note 2)	$10.22

See accompanying notes to financial statements.

10

NIA IMPACT SOLUTIONS FUND
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2022(a) (Unaudited)
INVESTMENT INCOME
Dividends	$157,233
Foreign witholding taxes on dividends	(13,513)
Total investment income	143,720

EXPENSES
Management fees (Note 4)	85,698
Administration fees (Note 4)	10,458
Legal fees	9,574
Fund accounting fees (Note 4)	7,501
Registration and filing fees	6,844
Trustees’ fees and expenses (Note 4)	4,783
Compliance fees (Note 4)	4,637
Transfer agent fees (Note 4)	3,785
Custodian and bank service fees	2,838
Shareholder reporting expenses	1,287
Postage and supplies	1,193
Insurance expense	575
Other expenses	4,104
Total expenses	143,277
Less fee reductions by the Adviser (Note 4)	(53,072)
Net expenses	90,205

NET INVESTMENT INCOME	53,515

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investments transactions	(319,747)
Net change in unrealized appreciation (depreciation) on investments	(1,208,687)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,528,434)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,474,919)

(a)	Represents the period from the commencement of operations (May 10, 2022) through August 31, 2022.

See accompanying notes to financial statements.

11

NIA IMPACT SOLUTIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
Period
Ended
August 31,
2022(a)
(Unaudited)
FROM OPERATIONS
Net investment income	$53,515
Net realized losses from investment transactions	(319,747)
Net change in unrealized appreciation (depreciation) on investments	(1,208,687)
Net decrease in net assets resulting from operations	(1,474,919)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	39,208,443
Payments for shares redeemed	(43)
Net increase in net assets from capital share transactions	39,208,400

TOTAL INCREASE IN NET ASSETS	37,733,481

NET ASSETS
Beginning of period	—
End of period	$37,733,481

CAPITAL SHARES ACTIVITY
Shares sold	3,690,694
Shares redeemed	(4)
Net increase in shares outstanding	3,690,690
Shares outstanding, beginning of period	—
Shares outstanding, end of period	3,690,690

(a)	Represents the period from the commencement of operations (May 10, 2022) through August 31, 2022.

See accompanying notes to financial statements.

12

NIA IMPACT SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period
	Period
	Ended
	August 31,
	2022(a)
	(Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.21	(b)
Total from investment operations	0.22

Net asset value at end of period	$10.22

Total return (c)	2.20	% (d)

Net assets at end of period (000’s)	$37,733

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.59	% (e)
Ratio of net expenses to average net assets (f)	0.99	% (e)
Ratio of net investment income to average net assets (f)	0.59	% (e)
Portfolio turnover rate	4	% (d)

(a)	Represents the period from the commencement of operations (May 10, 2022) through August 31, 2022.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

13

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited)

1.	Organization

Nia Impact Solutions Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on May 10, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures adopted by the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

14

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2022, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,572,169	$—	$—	$35,572,169
Money Market Funds	2,115,411	—	—	2,115,411
Total	$37,687,580	$—	$—	$37,687,580

Refer to the Fund’s Schedule of Investments for a listing of common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2022.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

15

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Fund during the period ended August 31, 2022.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2022:

Tax cost of investments	$38,909,113
Gross unrealized appreciation	$1,636,919
Gross unrealized depreciation	(2,858,452)
Net unrealized depreciation	(1,221,533)
Accumulated ordinary income	53,515
Other losses	(306,901)
Accumulated deficit	$(1,474,919)

The values of federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

16

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Investment Transactions

During the period ended August 31, 2022, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $38,146,883 and $1,046,276, respectively.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Nia Impact Capital (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until June 30, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the period ended August 31, 2022, the Adviser reduced its management fees in the amount of $53,072.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of August 31, 2022, the Adviser may seek repayment of management fee reductions in the amount of $53,072 no later than August 31, 2025.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus.

17

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2022, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Northern Trust (for the benefit of its customers)	97%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	ESG Investing Risk

The Fund’s incorporation of environmental, social and/or governance considerations (“ESG”) in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund’s investment process may affect the Fund’s exposure to certain investments, which may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor with the market. In addition, the Fund investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s Adviser relies on available information to assist in the ESG evaluation process, and the process employed for the Fund may differ from processes employed for other funds. The Fund will seek to identify companies that it believes meet its ESG criteria based on date provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices.

18

NIA IMPACT SOLUTIONS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

Effective October 17, 2022 each Independent Trustee will receive a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who will receive a $1,700 annual retainer from the Fund, paid quarterly and the Audit Committee Chairperson who will receive a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee will also receive from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

19

NIA IMPACT SOLUTIONS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (May 10, 2022) and held until the end of the period (August 31, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

20

NIA IMPACT SOLUTIONS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Net	Expenses Paid
	March 1,	August 31,	Expense	During
	2022 (a)	2022	Ratio (b)	Period (c)
Based on Actual Fund Return	$1,000.00	$1,022.00	0.99%	$3.10
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.10	0.99%	$5.01

(a)	Beginning Account Value is as of May 10, 2022 (date of commencement of operations) for the Actual Fund return information.

(b)	Annualized, based on the Fund’s most recent one-half year expenses.

(c)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 113/365 (to reflect the period since inception) and 184/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-571-2833, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-833-571-2833, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-833-571-2833. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.niaimpactfunds.com.

21

NIA IMPACT SOLUTIONS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, reviewed and approved the Fund’s Investment Advisory Agreement with Nia Impact Capital (the “Adviser” or “Nia”) for an initial two-year term (the “Agreement”). The Board approved the Agreement at a meeting held on January 18-19, 2022, at which all of the Trustees were present.

In deciding whether to approve the Agreement, the Board recalled its discussion with representatives of Nia at the meeting and prior meetings and its review of the various materials related to Nia. The Board further considered those materials and discussions and other numerous factors, including the following:

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board considered the responsibilities Nia would have under the Agreement for the Fund. The Board also considered the proposed services that Nia would provide to the Fund including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Board considered the qualifications and experience of the Nia’s portfolio manager who will be responsible for the day to day management of the Fund, as well as, the qualifications and experience of the other individuals at Nia who will provide services to the Fund. The Board concluded that the quality, extent, and nature of the services to be provided by Nia to the Fund were satisfactory.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of Nia and its personnel. The Board considered its discussion with representatives of Nia regarding the investment objective and strategies for Fund and Nia’s experience and plans for implementing such strategies. In particular, the Board considered the information from Nia regarding prior experience managing other accounts that had similar investment objectives and strategies as the Fund. After consideration of these and other factors, the Board determined that Nia has the requisite knowledge and experience to serve as investment adviser for the Fund.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund. In this regard, the Board considered the proposed management fee for the Fund and proposed overall expense ratio, each as compared to the other funds in its custom peer group and Morningstar category and to the fees charged by the Nia to other clients with comparable mandates to Fund. The Board considered the anticipated profitability of Nia from the Fund and the potential the indirect benefits that Nia would receive from its management of the Fund. The Board concluded that the advisory fee to be paid to Nia by the Fund is reasonable in light of the nature and quality of the services provided by Nia.

The extent to which economics of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Agreement and the expense limitation agreement between the Fund and the Adviser (the “ELA”). The Board considered economies of scale in connection with the Fund if fund assets grow and the extent to which the benefits of any such economies of scale may be shared

22

NIA IMPACT SOLUTIONS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

with the funds and fund shareholders. The Board noted that the Fund would benefit from the ELA and the Board will review going forward the advisory fee arrangement as necessary. Based on this evaluation, the Board concluded that the proposed advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Nia with respect to economies of scale.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust management, and taking into account the totality of all factors discussed and information presented at the meeting and previous meetings, the Board indicated its agreement to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

23

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE NIA IMPACT SOLUTIONS FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 833-571-2833

24

Who we are
Who is providing this notice?	Nia Impact Solutions Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Nia Impact Capital, the investment adviser to the Fund, could be deemed to be an affiliate.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

25

Nia Impact-SAR-22

(b). Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President

Date		November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, Principal Executive Officer

Date	November 3, 2022

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	November 3, 2022

* Print the name and title of each signing officer under his or her signature.